COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

        General—In connection with the ownership and operation of the real estate properties, we have certain obligations for the payment of tenant improvement allowances and lease commissions in connection with new leases and renewals.

        Litigation—REIT Redux, L.P. et al v. PMC Commercial Trust, et al. On October 9, 2013, a putative class action and derivative lawsuit was filed in the Dallas County Court at Law No. 5 in Dallas County, Texas against and purportedly on behalf of PMC Commercial. The plaintiffs alleged, among other things, that the PMC Commercial board breached its fiduciary duties by approving and recommending the merger to the shareholders, failing to maximize value for the shareholders, engaging in bad faith and self-dealing by preferring transactions that further enriched the trust managers at the expense of the shareholders and conspiring to deprive the shareholders of their voting power and prerogatives. The complaint alleged that REIT aided, abetted and induced those breaches of fiduciary duty.

        PMC Commercial and REIT entered into various agreements with the plaintiffs to settle their claims, which agreements were effective as of January 28, 2014 and were approved by the court on April 4, 2014 (the "Settlement Agreements"). Under the terms of the Settlement Agreements, CIM Service Provider, LLC ("CIM Service Provider") entered into a trading plan (the "Trading Plan") designed to comply with Rule 10b5-1 under the Securities Exchange Act of 1934 to provide for the purchase of up to 2,750,000 common shares of PMC Commercial at prices up to $5.00 per share. The Trading Plan commenced on March 12, 2014 and will, in general, expire on the date that 2,750,000 common shares of PMC Commercial have been purchased or August 10, 2014, whichever is earlier. Additionally, PMC Commercial agreed to be responsible for providing and administering notice of the class action settlement to the members of the settlement class and pay for all reasonable costs incurred in providing such notice. As a result of the settlement, PMC Commercial agreed to payment of attorney's fees and expenses of plaintiffs' counsel of $772,000. In addition, pursuant to the terms of the Settlement Agreement, CIM Service Provider agreed to purchase up to 500,000 common shares of PMC Commercial currently owned by REIT Redux and its other "reporting persons", at a price of $5.00 per share, if requested by REIT Redux to do so at any time from July 10, 2014 until August 10, 2014.

        We are not currently involved in any other material litigation nor, to our knowledge, is any material litigation currently threatened against us, other than routine litigation arising in the ordinary course of business, most of which is expected to be covered by liability insurance. In the normal course of business we are periodically party to certain legal actions and proceedings involving matters that are generally incidental to our business. In management's opinion, the resolution of these legal actions and proceedings will not have a material adverse effect on our consolidated financial statements, results of operations, or cash flows.

        Environmental Matters—In connection with the ownership and operation of the real estate properties, the Partnership may be potentially liable for costs and damages related to environmental matters, including asbestos-containing materials. The Partnership has not been notified by any governmental authority of any noncompliance, liability, or other claim in connection with any of the properties, and the Partnership is not aware of any other environmental condition with respect to any of the properties that management believes will have a material adverse effect on the Partnership's consolidated financial position, results of operations, or cash flows.

        Rent Expense—The ground lease for one of the projects provides for current annual rent of $437,000, payable quarterly, with increases on June 1, 2015, and every five years thereafter based on the greater of 15% or 50% of the increase in the Consumer Price Index during a five-year adjustment period. In addition, commencing on June 1, 2040, and June 1, 2065, the rent payable during the balance of the lease term shall be increased by an amount equal to 10% of the rent payable during the immediately preceding lease year. The lease term is through May 31, 2089. If the landlord decides to sell the leased property, the Partnership has the right of first refusal.

        Rent expense under the lease, which includes straight-line rent and amortization of acquired below-market ground lease was $1,752,000 for each of the years ended December 31, 2013, 2012 and 2011. The Partnership records rent expense on a straight-line basis. Straight-line rent liability of $9,863,000 and $8,688,000 is included in other liabilities in the accompanying consolidated balance sheets as of December 31, 2013 and 2012, respectively.

        Scheduled future noncancelable minimum lease payments at December 31, 2013, are as follows (in thousands):

Years Ending December 31
2014	$437
2015	476
2016	503
2017	503
2018	503
Thereafter	129,031

Total	$131,453